ACCOUNTS PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ACCOUNTS PAYABLES
Pool participants payable	$ 19,761	$ 53,400
Utility and service cost payable	3,636	983
Others	28	55
Accounts payable	$ 23,425	$ 54,438